Investment Portfolio	as of June 30, 2020 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 49.2%
Communication Services 3.1%
Altice Financing SA, 144A, 7.5%, 5/15/2026	2,250,000	2,356,875
Booking Holdings, Inc., 4.1%, 4/13/2025	2,000,000	2,244,758
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	4,584,333
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/2024	179,000	166,040
CSC Holdings LLC:
144A, 5.375%, 7/15/2023	1,000,000	1,014,200
144A, 5.5%, 4/15/2027	500,000	520,250
Expedia Group, Inc.:
3.8%, 2/15/2028	800,000	766,262
144A, 7.0%, 5/1/2025	580,000	602,882
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	429,250
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,680,302
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	193,750	196,110
T-Mobile U.S.A., Inc., 144A, 3.5%, 4/15/2025	4,325,000	4,707,287
Tencent Holdings Ltd.:
144A, 3-month USD-LIBOR + 0.605%, 1.74% **, 1/19/2023	1,180,000	1,158,406
144A, 1.81%, 1/26/2026	3,000,000	3,033,661
144A, 3.28%, 4/11/2024	8,000,000	8,498,714
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,590,000	1,609,621
		33,568,951
Consumer Discretionary 5.9%
Clarios Global LP, 144A, 6.25%, 5/15/2026	65,000	67,031
D.R. Horton, Inc., 2.55%, 12/1/2020	2,070,000	2,084,785
Daimler Finance North America LLC, 144A, 3.4%, 2/22/2022 (a)	3,000,000	3,099,210
Ford Motor Credit Co. LLC:
2.343%, 11/2/2020	6,000,000	5,955,000
4.14%, 2/15/2023	6,000,000	5,870,700
General Motors Financial Co., Inc.:
3-month USD-LIBOR + 0.990%, 2.363% **, 1/5/2023	4,000,000	3,855,393
2.9%, 2/26/2025	4,000,000	3,984,050
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	4,500,000	4,638,222
Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,636,807
Hyundai Capital America:
144A, 3-month USD-LIBOR + 0.940%, 2.292% **, 7/8/2021	5,000,000	4,946,746
144A, 2.375%, 2/10/2023	2,089,000	2,104,628
144A, 3.45%, 3/12/2021	667,000	674,796
Macy's, Inc., 144A, 8.375%, 6/15/2025	70,000	69,684
Marriott International, Inc., 5.75%, 5/1/2025	1,385,000	1,504,605
Meritor, Inc., 144A, 6.25%, 6/1/2025	310,000	313,100
Nissan Motor Acceptance Corp.:
144A, 2.6%, 9/28/2022	4,000,000	3,914,289
144A, 3.65%, 9/21/2021	2,612,000	2,618,275
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	805,000	823,113
Ralph Lauren Corp., 1.7%, 6/15/2022	2,375,000	2,414,334
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020 (a)	1,980,000	1,920,980
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,276,425
Volkswagen Group of America Finance LLC:
144A, 2.7%, 9/26/2022	3,230,000	3,336,578
144A, 2.9%, 5/13/2022	2,320,000	2,395,117
		63,503,868
Consumer Staples 0.8%
BAT Capital Corp., 2.764%, 8/15/2022	5,265,000	5,451,697
Constellation Brands, Inc., 3-month USD-LIBOR + 0.700%, 1.092% **, 11/15/2021	2,090,000	2,089,834
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 1.716% **, 4/16/2021	821,000	822,699
Kraft Heinz Foods Co., 2.8%, 7/2/2020	519,000	519,000
		8,883,230
Energy 4.1%
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	2,920,000	3,021,178
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	535,399
Ecopetrol SA, 5.875%, 9/18/2023	1,500,000	1,605,000
Energy Transfer Operating LP:
4.05%, 3/15/2025	750,000	795,849
4.25%, 3/15/2023	880,000	929,621
Energy Transfer Partners LP, 5.0%, 10/1/2022	2,826,000	3,008,511
Exxon Mobil Corp., 1.571%, 4/15/2023	2,160,000	2,216,842
Halliburton Co., 3.25%, 11/15/2021	4,450,000	4,547,372
Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	2,160,162
KazMunayGas National Co. JSC, 144A, 4.4%, 4/30/2023	1,500,000	1,558,125
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,790,699
MPLX LP:
3-month USD-LIBOR + 1.100%, 1.413% **, 9/9/2022	1,708,000	1,679,664
3.5%, 12/1/2022	3,330,000	3,469,389
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	1,028,573
Pertamina Persero PT:
144A, 4.3%, 5/20/2023	1,500,000	1,584,417
144A, 4.875%, 5/3/2022	1,000,000	1,047,497
Petroleos Mexicanos, 3.5%, 1/30/2023	1,000,000	951,000
Petronas Capital Ltd., 144A, 3.5%, 4/21/2030	500,000	555,586
Precision Drilling Corp., 6.5%, 12/15/2021 (a)	452,384	420,717
Range Resources Corp., 5.0%, 8/15/2022 (a)	2,200,000	2,002,000
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	2,970,000	1,336,500
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,566,084
Sunoco LP, 4.875%, 1/15/2023	815,000	802,775
Western Midstream Operating LP, 3-month USD-LIBOR + 0.850%, 2.161% **, 1/13/2023	2,000,000	1,835,503
Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,442,281
		43,890,744
Financials 19.2%
AEGON Funding Co., LLC, 5.75%, 12/15/2020	4,500,000	4,609,258
AerCap Ireland Capital DAC:
3.95%, 2/1/2022	2,585,000	2,585,789
4.875%, 1/16/2024	1,410,000	1,401,217
Air Lease Corp., 3.75%, 6/1/2026	5,000,000	5,045,709
Aircastle Ltd.:
4.4%, 9/25/2023	2,534,000	2,458,202
5.5%, 2/15/2022	3,000,000	3,027,975
Ares Capital Corp., 3.625%, 1/19/2022	8,000,000	8,136,000
ASB Bank Ltd., 144A, 3.125%, 5/23/2024 (a)	6,860,000	7,358,862
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	670,000	619,655
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023	1,000,000	1,054,000
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,045,000	1,050,234
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	2,053,760
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 144A, 5.375%, 4/17/2025	1,350,000	1,477,440
Banco Santander SA:
3.125%, 2/23/2023	3,200,000	3,333,216
3.5%, 4/11/2022	750,000	780,023
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	3,038,071
Bank of America Corp.:
4.0%, 1/22/2025	750,000	828,266
4.2%, 8/26/2024	3,000,000	3,330,595
Barclays PLC, 4.61%, 2/15/2023	5,000,000	5,264,550
BBVA USA:
3-month USD-LIBOR + 0.730%, 1.045% **, 6/11/2021	6,000,000	5,953,993
3.5%, 6/11/2021	1,627,000	1,662,365
BNP Paribas SA, 144A, 6.75%, Perpetual (b)	250,000	254,375
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,534,924
BPCE SA:
144A, 3.0%, 5/22/2022	1,500,000	1,550,962
144A, 4.875%, 4/1/2026	500,000	566,732
Canadian Imperial Bank of Commerce, 0.95%, 6/23/2023	4,800,000	4,816,167
Capital One Financial Corp., 3.9%, 1/29/2024	10,000,000	10,874,842
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	2,000,000	2,135,000
Citigroup, Inc., 5.5%, 9/13/2025	750,000	889,364
Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	5,095,000	5,366,657
Country Garden Holdings Co., Ltd., REG S, 4.75%, 7/25/2022	1,000,000	1,013,710
Credicorp Ltd., 144A, 2.75%, 6/17/2025 (a)	1,000,000	995,150
Credit Agricole SA, 144A, 3.375%, 1/10/2022	8,000,000	8,279,918
Credit Suisse Group AG, 144A, 2.593%, 9/11/2025	1,180,000	1,220,331
Danske Bank AS, 144A, 3.001%, 9/20/2022	2,692,000	2,733,856
Discover Bank:
3.35%, 2/6/2023	2,190,000	2,310,178
4.682%, 8/9/2028	2,500,000	2,523,625
Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,202,912
Equitable Holdings, Inc., 3.9%, 4/20/2023	6,010,000	6,433,083
Fifth Third BanCorp., 1.625%, 5/5/2023	2,320,000	2,379,640
Global Bank Corp., 144A, 4.5%, 10/20/2021 (a)	2,875,000	2,929,654
HSBC Holdings PLC, 6.0%, Perpetual (b)	500,000	496,875
ING Groep NV, 3.15%, 3/29/2022	1,580,000	1,642,583
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	3,009,938
Jefferies Financial Group, Inc., 5.5%, 10/18/2023	4,000,000	4,338,694
JPMorgan Chase & Co., 3-month USD-LIBOR + 0.610%, 0.918% **, 6/18/2022	4,000,000	4,006,183
Kookmin Bank, 144A, 1.75%, 5/4/2025 (a)	800,000	817,444
Lloyds Banking Group PLC:
1.326%, 6/15/2023	3,500,000	3,520,373
2.438%, 2/5/2026	2,880,000	2,974,594
Macquarie Group Ltd., 144A, 6.25%, 1/14/2021	2,000,000	2,057,019
Morgan Stanley, SOFR + 0.700%, 0.761% **, 1/20/2023	4,000,000	3,986,457
National Australia Bank Ltd., 2.5%, 1/12/2021	2,000,000	2,021,100
Nationwide Building Society, 144A, 3.622%, 4/26/2023	1,540,000	1,600,118
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021	2,170,000	2,231,749
NatWest Markets PLC:
144A, 3-month USD-LIBOR + 1.400%, 1.706% **, 9/29/2022	5,000,000	5,005,668
5.625%, 8/24/2020 (a)	3,000,000	3,019,254
Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,602,536
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	1,750,000	1,596,514
144A, 5.25%, 8/15/2022	450,000	422,403
REC Ltd., 144A, 4.75%, 5/19/2023 (a)	1,423,000	1,461,148
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023	750,000	778,653
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,397,155
Skandinaviska Enskilda Banken AB, 144A, 3.05%, 3/25/2022	3,000,000	3,123,750
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,781,123
Springleaf Finance Corp., 8.875%, 6/1/2025	690,000	737,645
Standard Chartered PLC:
144A, 2.744%, 9/10/2022	4,000,000	4,046,189
144A, 4.247%, 1/20/2023	4,660,000	4,837,547
Synchrony Bank, 3.0%, 6/15/2022	5,300,000	5,411,575
Synchrony Financial, 4.375%, 3/19/2024	180,000	188,407
The Goldman Sachs Group, Inc., 2.905%, 7/24/2023	750,000	779,181
Turkiye Sinai Kalkinma Bankasi AS, 144A, 6.0%, 1/23/2025	500,000	475,460
Wells Fargo & Co., 1.654%, 6/2/2024	3,000,000	3,047,433
		205,495,028
Health Care 1.5%
AbbVie, Inc., 144A, 2.3%, 11/21/2022	3,080,000	3,185,887
Anthem, Inc., 2.375%, 1/15/2025	1,400,000	1,485,885
Bausch Health Companies, Inc., 144A, 7.0%, 3/15/2024	1,800,000	1,867,500
Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 0.927% **, 6/25/2021	3,435,000	3,430,972
Becton, Dickinson & Co., 3-month USD-LIBOR + 0.875%, 1.181% **, 12/29/2020	1,273,000	1,273,082
CVS Pass-Through Trust, 6.036%, 12/10/2028	1,082,651	1,223,629
HCA, Inc., 5.25%, 6/15/2026	1,000,000	1,155,323
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,552,268
		16,174,546
Industrials 3.9%
Adani Ports & Special Economic Zone Ltd., 144A, 3.95%, 1/19/2022	1,000,000	1,010,426
Boeing Co.:
4.875%, 5/1/2025	4,365,000	4,756,993
5.04%, 5/1/2027	5,000,000	5,514,043
Bombardier, Inc., 144A, 6.0%, 10/15/2022	2,000,000	1,400,000
Cemex SAB de CV, 144A, 7.375%, 6/5/2027	500,000	508,000
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,185,000	2,239,344
Colfax Corp., 144A, 6.0%, 2/15/2024	635,000	654,844
DAE Funding LLC, 144A, 5.25%, 11/15/2021	2,000,000	1,960,000
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	2,433,046
3.4%, 4/19/2021	1,818,000	1,767,987
Empresa de Transporte de Pasajeros Metro SA, 144A, 3.65%, 5/7/2030	796,000	858,685
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,159,200
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	2,028,690
Ryder System, Inc.:
2.875%, 6/1/2022	1,350,000	1,396,891
3.5%, 6/1/2021	1,910,000	1,951,480
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,540,000	1,574,650
Southwest Airlines Co., 4.75%, 5/4/2023	2,300,000	2,362,721
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 1.113% **, 6/15/2021	2,927,000	2,726,021
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,500,000	2,423,100
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	394,924
Westinghouse Air Brake Technologies Corp.:
3-month USD-LIBOR + 1.300%, 1.613% **, 9/15/2021	980,000	980,000
3.2%, 6/15/2025	1,860,000	1,895,335
		41,996,380
Information Technology 3.5%
Broadcom, Inc.:
144A, 4.11%, 9/15/2028	5,261,000	5,731,983
144A, 4.7%, 4/15/2025	680,000	766,207
CDW LLC, 4.125%, 5/1/2025	560,000	560,700
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	390,000	385,125
Dell International LLC:
144A, 4.42%, 6/15/2021	3,370,000	3,464,189
144A, 5.45%, 6/15/2023	3,200,000	3,500,199
DXC Technology Co., 4.0%, 4/15/2023	8,000,000	8,396,153
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,324,762
Microchip Technology, Inc.:
144A, 2.67%, 9/1/2023	1,250,000	1,286,602
144A, 4.25%, 9/1/2025	170,000	171,082
NXP BV:
144A, 2.7%, 5/1/2025	190,000	199,174
144A, 4.625%, 6/1/2023	4,000,000	4,387,093
Oracle Corp., 2.5%, 4/1/2025	2,040,000	2,184,885
Seagate HDD Cayman, 4.875%, 3/1/2024 (a)	1,800,000	1,929,323
		37,287,477
Materials 3.0%
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	2,000,000	2,045,612
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	720,000	760,024
CF Industries, Inc., 144A, 3.4%, 12/1/2021	268,000	273,250
Chemours Co., 6.625%, 5/15/2023	1,552,000	1,489,920
CNAC HK Finbridge Co., Ltd., REG S, 3.5%, 7/19/2022	2,000,000	2,051,478
Corp. Nacional del Cobre de Chile, 144A, 3.75%, 1/15/2031	890,000	969,993
DuPont de Nemours, Inc.:
2.169%, 5/1/2023	4,180,000	4,261,665
3.766%, 11/15/2020	4,000,000	4,045,598
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	486,000	464,130
Glencore Funding LLC, 144A, 4.125%, 3/12/2024	3,480,000	3,729,698
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020	3,000,000	3,006,000
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	295,500
Indonesia Asahan Aluminium Persero PT, 144A, 4.75%, 5/15/2025	1,500,000	1,601,080
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,601,465
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,174,950
Nucor Corp., 2.0%, 6/1/2025	630,000	652,404
The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,574,243
		31,997,010
Real Estate 1.6%
Equinix, Inc., (REIT), 1.25%, 7/15/2025	517,000	516,871
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	450,000	407,250
(REIT), 4.75%, 10/1/2024	890,000	831,037
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.625%, 6/15/2025	462,000	451,781
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022	5,000,000	4,969,943
Realogy Group LLC, 144A, (REIT), 7.625%, 6/15/2025	800,000	800,160
Shimao Group Holdings Ltd., REG S, (REIT), 4.75%, 7/3/2022	2,580,000	2,628,277
Ventas Realty LP:
(REIT), 3.1%, 1/15/2023	3,827,000	3,917,321
(REIT), 3.5%, 4/15/2024	2,100,000	2,184,937
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	140,000	131,600
		16,839,177
Utilities 2.6%
CenterPoint Energy, Inc., 3.6%, 11/1/2021	1,270,000	1,318,650
Comision Federal de Electricidad, 144A, 4.875%, 5/26/2021	2,500,000	2,540,625
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,265,392
DTE Energy Co., Series B, 2.6%, 6/15/2022	2,330,000	2,402,642
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,920,176
Exelon Corp., 2.45%, 4/15/2021	2,215,000	2,245,509
Korea East-West Power Co., Ltd.:
144A, 1.75%, 5/6/2025	940,000	968,912
144A, 2.625%, 6/19/2022 (a)	2,665,000	2,754,064
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	864,619
Pacific Gas and Electric Co., 1.75%, 6/16/2022	9,000,000	9,014,400
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 5.5%, 11/22/2021	1,023,000	1,068,012
Southern California Edison Co., 3.7%, 8/1/2025	800,000	883,718
		28,246,719
Total Corporate Bonds (Cost $518,232,924)		527,883,130
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	226,292	238,496
12-month USD-LIBOR + 1.770%, 4.02% **, 9/1/2038	18,973	19,408
4.5%, 4/1/2023	10,083	10,414
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 1/15/2039	141,481	153,865
7.0%, 6/20/2038	3,335	4,141
Total Mortgage-Backed Securities Pass-Throughs (Cost $427,391)		426,324
Asset-Backed 22.8%
Automobile Receivables 8.0%
AmeriCredit Automobile Receivables Trust:
"C", Series 2019-2, 2.74%, 4/18/2025	1,840,000	1,894,017
"C", Series 2016-2, 2.87%, 11/8/2021	223,149	223,368
"D", Series 2017-1, 3.13%, 1/18/2023	3,420,000	3,471,900
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2015-2A, 144A, 3.42%, 12/20/2021	400,000	397,154
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021	666,667	663,729
Canadian Pacer Auto Receivables Trust:
"C", Series 2020-1A, 144A, 2.49%, 5/19/2026	1,125,000	1,109,352
"B", Series 2018-2A, 144A, 3.63%, 1/19/2024	1,000,000	1,037,660
CPS Auto Receivables Trust:
"B", Series 2020-B, 144A, 2.11%, 4/15/2026	2,341,000	2,361,183
"B", Series 2019-C, 144A, 2.63%, 8/15/2023	1,000,000	1,009,728
"C", Series 2018-A, 144A, 3.05%, 12/15/2023	3,350,000	3,366,777
"B", Series 2019-B, 144A, 3.09%, 4/17/2023	1,750,000	1,767,050
"D", Series 2017-D, 144A, 3.73%, 9/15/2023	2,300,000	2,335,520
"C", Series 2018-D, 144A, 3.83%, 9/15/2023	3,000,000	3,061,870
"C", Series 2015-B, 144A, 4.2%, 5/17/2021	406,770	408,249
"C", Series 2016-B, 144A, 4.22%, 3/15/2022	166,721	166,952
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,234,736	1,237,013
CPS Auto Trust:
"C", Series 2016-D, 144A, 2.9%, 1/17/2023	230,132	230,449
"D", Series 2016-D, 144A, 4.53%, 1/17/2023	375,000	379,722
Flagship Credit Auto Trust:
"C", Series 2020-1, 144A, 2.24%, 1/15/2026	2,235,000	2,246,007
"B", Series 2020-2, 144A, 2.61%, 4/15/2026	2,500,000	2,560,434
"C", Series 2019-4, 144A, 2.77%, 12/15/2025	3,670,000	3,719,481
"D", Series 2017-1, 144A, 3.22%, 5/15/2023	371,278	373,839
"C", Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	523,487
"D", Series 2016-4, 144A, 3.89%, 11/15/2022	1,000,000	1,014,005
"C", Series 2016-1, 144A, 6.22%, 6/15/2022	3,907,299	3,965,913
"E", Series 2016-3, 144A, 6.25%, 10/15/2023	980,000	1,009,149
"D", Series 2015-3, 144A, 7.12%, 11/15/2022	3,000,000	3,020,490
Ford Credit Floorplan Master Owner Trust:
"A1", Series 2017-2, 2.16%, 9/15/2022	850,000	852,176
"B", Series 2017-2, 2.34%, 9/15/2022	1,130,000	1,132,612
"A", Series 2019-1, 2.84%, 3/15/2024	2,051,000	2,106,884
"A1", Series 2018-3, 3.52%, 10/15/2023	520,000	535,878
Foursight Capital Automobile Receivables Trust:
"C", Series 2020-1, 144A, 2.41%, 8/15/2025	2,500,000	2,463,260
"A3", Series 2019-1, 144A, 2.67%, 3/15/2024	2,500,000	2,563,581
"B", Series 2018-2, 144A, 3.8%, 11/15/2023	1,140,000	1,182,121
GMF Floorplan Owner Revolving Trust:
"B", Series 2017-2, 144A, 2.44%, 7/15/2022	500,000	499,928
"C", Series 2019-1, 144A, 3.06%, 4/15/2024	460,000	456,146
"A1", Series 2018-4, 144A, 3.5%, 9/15/2023	319,000	327,814
Hertz Vehicle Financing II LP:
"A", Series 2016-2A, 144A, 2.95%, 3/25/2022	3,218,272	3,182,598
"A", Series 2017-2A, 144A, 3.29%, 10/25/2023	3,223,258	3,193,808
"A", Series 2019-1A, 144A, 3.71%, 3/25/2023	3,022,624	2,992,123
"C", Series 2018-1A, 144A, 4.39%, 2/25/2024	1,500,000	1,348,210
Nissan Master Owner Trust Receivables, "A", Series 2017-C, 1-month USD-LIBOR + 0.320%, 0.505% **, 10/17/2022	3,030,000	3,028,553
Santander Consumer Auto Receivables Trust, "B", Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	1,018,491
Santander Drive Auto Receivables Trust:
"C" Series 2019-3, 2.49%, 10/15/2025	4,300,000	4,345,376
"B", Series 2018-2, 3.03%, 9/15/2022	160,922	161,108
"C", Series 2019-1, 3.42%, 4/15/2025	250,000	254,958
"C", Series 2018-5, 3.81%, 12/16/2024	2,500,000	2,542,567
Tesla Auto Lease Trust, "B", Series 2019-A, 144A, 2.41%, 12/20/2022	3,000,000	3,041,689
United Auto Credit Securitization Trust, "B", Series 2020-1, 144A, 1.47%, 11/10/2022	2,000,000	1,999,600
World Omni Select Auto Trust:
"C", Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,513,082
"B", Series 2018-1A, 144A, 3.68%, 7/15/2023	1,000,000	1,017,182
		85,314,243
Credit Card Receivables 2.2%
Evergreen Credit Card Trust:
"C", Series 2019-2, 144A, 2.62%, 9/15/2024	900,000	903,823
"B", Series 2019-1, 144A, 3.59%, 1/15/2023	4,000,000	4,049,999
"C", Series 2019-1, 144A, 3.98%, 1/15/2023	3,000,000	3,018,397
Fair Square Issuance Trust, "A", Series 2020-AA, 144A, 2.9%, 9/20/2024	2,540,000	2,531,811
First National Master Note Trust, "A", Series 2018-1, 1-month USD-LIBOR + 0.460%, 0.645% **, 10/15/2024	750,000	748,222
Synchrony Credit Card Master Note Trust:
"A", Series 2016-2A, 2.21%, 5/15/2024	2,000,000	2,022,609
"C", Series 2016-2, 2.95%, 5/15/2024	400,000	399,839
"C", Series 2017-2, 3.01%, 10/15/2025	2,352,000	2,438,793
World Financial Network Credit Card Master Trust:
"M", Series 2016-A, 2.33%, 4/15/2025	5,000,000	5,001,418
"A", Series 2019-B, 2.49%, 4/15/2026	2,000,000	2,045,143
		23,160,054
Home Equity Loans 0.2%
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1-month USD-LIBOR + 1.050%, 1.235% **, 12/25/2034	395,501	359,904
People's Choice Home Loan Securities Trust, "A3", Series 2004-1, 1-month USD-LIBOR + 1.040%, 1.225% **, 6/25/2034	1,508,945	1,380,802
Renaissance Home Equity Loan Trust:
"AF1", Series 2006-4, 5.545%, 1/25/2037	57,490	28,066
"AF1", Series 2007-2, 5.893%, 6/25/2037	340,249	108,186
Southern Pacific Secured Asset Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	831	862
		1,877,820
Miscellaneous 12.0%
Apidos CLO XXIV, "A1BR", Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 2.585% **, 10/20/2030	3,400,000	3,287,559
Apidos CLO XXXII, "A2", Series 2019-32A, 144A, 3-month USD-LIBOR + 1.650%, 3.333% **, 1/20/2033	2,500,000	2,477,120
Applebee's Funding LLC, "A2I", Series 2019-1A, 144A, 4.194%, 6/7/2049	2,800,000	2,481,724
Ares XXIX CLO Ltd., "A2R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.600%, 2.735% **, 4/17/2026	10,000,000	9,939,660
Atrium XIII, "A2", Series 13A, 144A, 3-month USD-LIBOR + 1.250%, 2.293% **, 11/21/2030	2,250,000	2,157,660
Atrium XIV LLC, "B", Series 14A, 144A, 3-month USD-LIBOR + 1.700%, 2.876% **, 8/23/2030	4,250,000	4,079,911
Babson CLO Ltd.:
"A2R", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 2.493% **, 7/23/2030	1,500,000	1,458,296
"BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 2.535% **, 1/20/2031	2,000,000	1,913,426
"BR", Series 2014-IA, 144A, 3-month USD-LIBOR + 2.200%, 3.335% **, 7/20/2025	500,000	498,269
Battalion CLO XV Ltd., "B", Series 2020-15A, 144A, 3-month USD-LIBOR + 1.700%, 3.362% **, 1/17/2033	5,000,000	4,823,620
Carlyle Global Market Strategies CLO Ltd., "BR2", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 2.535% **, 4/17/2031	4,000,000	3,732,852
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 1-month USD-LIBOR + 0.140%, 0.325% **, 1/15/2037	1,360,823	1,271,800
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 3.257% **, 12/25/2036	2,217,347	2,056,344
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049	1,578,075	1,628,558
Dell Equipment Finance Trust:
"C", Series 2019-2, 144A, 2.18%, 10/22/2024	1,500,000	1,503,622
"C", Series 2017-2, 144A, 2.73%, 10/24/2022	1,250,000	1,252,043
"D", Series 2019-1, 144A, 3.45%, 3/24/2025	1,600,000	1,595,736
"C", Series 2018-1,144A, 3.53%, 6/22/2023	1,000,000	1,017,755
"C", Series 2018-2, 144A, 3.72%, 10/22/2023	2,000,000	2,033,536
Domino's Pizza Master Issuer LLC:
"A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047	11,056,500	11,292,888
"A2", Series 2019-1A, 144A, 3.668%, 10/25/2049	1,990,000	2,084,704
Dryden 49 Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 2.835% **, 7/18/2030	570,000	551,990
Flatiron CLO Ltd., "B", Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 2.485% **, 4/17/2031	2,500,000	2,365,692
Galaxy XV CLO Ltd., "AR", Series 2013-15A, 144A, 3-month USD-LIBOR + 1.200%, 2.419% **, 10/15/2030	1,565,000	1,530,720
Hilton Grand Vacations Trust:
"B", Series 2014-AA, 144A, 2.07%, 11/25/2026	147,411	146,510
"A", Series 2019-AA, 144A, 2.34%, 7/25/2033	839,423	839,365
"B", Series 2017-AA, 144A, 2.96%, 12/26/2028	659,212	609,004
HPEFS Equipment Trust:
"C", Series 2020-2A, 144A, 2.0%, 7/22/2030	1,610,000	1,609,678
"C", Series 2019-1A, 144A, 2.49%, 9/20/2029	860,000	858,122
LCM LP, "BR2", Series 16A, 144A, 3-month USD-LIBOR + 1.750%, 2.969% **, 10/15/2031	2,120,000	1,999,783
MVW LLC, "B", Series 2019-2A, 144A, 2.44%, 10/20/2038	1,447,096	1,321,402
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	3,199,757	3,254,801
Navistar Financial Dealer Note Master Owner Trust II, "A", Series 2018-1, 144A, 1-month USD-LIBOR + 0.630%, 0.815% **, 9/25/2023	1,250,000	1,245,425
Neuberger Berman CLO XVII Ltd., "A2R2", Series 2014-18A, 144A, 3-month USD-LIBOR + 1.700%, 2.809% **, 10/21/2030	1,800,000	1,721,333
Neuberger Berman Loan Advisers CLO Ltd.:
"A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 2.535% **, 10/19/2031	2,000,000	1,928,638
"B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 2.619% **, 1/15/2030	6,000,000	5,797,944
NRZ Excess Spread-Collateralized Notes:
"B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	1,808,662	1,813,097
"D", Series 2018-PLS1, 144A, 4.374%, 1/25/2023	513,824	501,875
Octagon Investment Partners XVI Ltd., "BR", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 2.735% **, 7/17/2030	9,000,000	8,466,174
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048	3,940,000	4,023,843
Towd Point Mortgage Trust, "A1", Series 2019-MH1, 144A, 3.0%, 11/25/2058	1,577,736	1,607,506
Transportation Finance Equipment Trust:
"A4", Series 2019-1, 144A, 1.88%, 3/25/2024	1,500,000	1,494,941
"C", Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,224,842
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 2.245% **, 7/20/2030	1,000,000	968,743
Verizon Owner Trust, "C", Series 2017-3A, 144A, 2.53%, 4/20/2022	865,000	870,395
Voya CLO Ltd.:
"A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 2.035% **, 1/18/2029	3,015,000	2,947,886
"A1RR", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.020%, 2.155% **, 4/17/2030	6,950,000	6,771,837
"A3R", Series 2016-3A, 144A, 3-month USD-LIBOR + 1.750%, 2.885% **, 10/18/2031	4,500,000	4,319,064
"A2AR", Series 2012-A, 144A, 3-month USD-LIBOR + 1.900%, 3.119% **, 10/15/2030	6,000,000	5,725,080
		129,102,773
Student Loans 0.4%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 3-month USD-LIBOR + 0.750%, 1.741% **, 7/25/2039	5,500,000	4,885,576
Total Asset-Backed (Cost $247,216,741)		244,340,466
Commercial Mortgage-Backed Securities 9.0%
20 Times Square Trust, "B", Series 2018-20TS, 144A, 3.203% **, 5/15/2035	2,500,000	2,442,158
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 1.615% **, 6/15/2035	3,500,000	3,219,632
BAMLL Commercial Mortgage Securities Trust:
"B", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 1.335% **, 9/15/2034	3,500,000	3,269,002
"C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 1.535% **, 9/15/2034	1,000,000	904,698
Banc of America Commercial Mortgage Trust, "A2", Series 2016-UB10, 2.723%, 7/15/2049	3,000,000	3,018,978
BBCMS Mortgage Trust, "A", Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 0.907% **, 3/15/2037	4,000,000	3,802,872
BFLD TRUST, "B", Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.340%, 1.525% **, 10/15/2034	1,500,000	1,402,379
BHMS Mortgage Trust, "A", Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.250%, 1.435% **, 7/15/2035	2,500,000	2,368,577
BX Commercial Mortgage Trust:
"C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 1.284% **, 11/15/2035	1,160,526	1,145,305
"B", Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.300%, 1.485% **, 4/15/2034	3,500,000	3,219,471
"D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 1.485% **, 11/15/2035	350,000	345,182
BXP Trust:
"A", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.850%, 1.035% **, 11/15/2034	500,000	485,107
"B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 1.285% **, 11/15/2034	3,960,000	3,697,742
Citigroup Commercial Mortgage Trust:
"AS", Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,570,110
"C", Series 2019-PRM, 144A, 3.896%, 5/10/2036	869,349	891,039
"C", Series 2019-SMRT, 144A, 4.682%, 1/10/2036	3,000,000	3,091,495
"M", Series 2005-EMG, 144A, 5.5%, 9/20/2051 (c)	34,661	34,282
COMM Mortgage Trust:
"AM", Series 2013-CR6, 144A, 3.147%, 3/10/2046	1,200,000	1,219,652
"AM", Series 2013-LC6, 3.282%, 1/10/2046	1,500,000	1,542,155
"B", Series 2013-CR6, 144A, 3.397%, 3/10/2046	2,800,000	2,814,964
"B", Series 2013-CR10, 144A, 4.949%, 8/10/2046	2,850,000	2,988,512
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 0.885% **, 6/15/2034	3,920,000	3,826,887
DBGS Mortgage Trust, "B", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 1.015% **, 6/15/2033	2,500,000	2,383,407
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 1.944% **, 12/19/2030	250,000	223,715
FHLMC Multifamily Structured Pass-Through Certificates:
"X1P", Series KL05, Interest Only, 1.024% **, 6/25/2029	17,800,000	1,190,325
"X1", Series K058, Interest Only, 1.054% **, 8/25/2026	23,447,673	1,151,665
"X1", Series K722, Interest Only, 1.438% **, 3/25/2023	14,853,068	405,988
Fontainebleau Miami Beach Trust, "D", Series 2019-FBLU, 144A, 4.095%, 12/10/2036	5,000,000	4,579,818
FREMF Mortgage Trust, "B", Series 2012-K23, 144A, 3.782%, 10/25/2045	1,750,000	1,827,367
GSCG Trust, "C", Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	962,225
Hawaii Hotel Trust, "A", Series 2019-MAUI, 144A, 1-month USD-LIBOR + 1.150%, 1.335% **, 5/15/2038	1,000,000	963,786
Hospitality Mortgage Trust, "B", Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.350%, 1.535% **, 11/15/2036	3,467,508	3,207,130
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 1.135% **, 6/15/2034	4,518,741	4,273,141
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 1.435% **, 1/15/2033	2,260,000	2,095,572
JPMBB Commercial Mortgage Securities Trust, "ASB", Series 2015-C31, 3.54%, 8/15/2048	824,999	870,596
Morgan Stanley Bank of America Merrill Lynch Trust, "300B", Series 2014-C18, 3.996%, 8/15/2031	750,000	779,799
Morgan Stanley Capital I Trust:
"A", Series 2018-SUN, 144A, 1-month USD-LIBOR + 0.900%, 1.081% **, 7/15/2035	1,217,000	1,162,117
"B", Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.200%, 1.385% **, 7/15/2035	1,568,800	1,488,194
MRCD Mortgage Trust, "C", Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	4,900,284
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 1.485% **, 12/15/2033	250,000	235,469
Multifamily Connecticut Avenue Securities Trust, "M7", Series 2019-01, 144A, 1-month USD-LIBOR + 1.700%, 1.885% **, 10/15/2049	2,369,551	2,191,530
Natixis Commercial Mortgage Securities Trust, "B", Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 1.138% **, 7/15/2033	3,500,000	3,363,600
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 1.585% **, 12/15/2035	500,000	485,020
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.203% **, 12/15/2050	29,314,762	1,646,065
"XA", Series 2017-C1, Interest Only, 1.717% **, 6/15/2050	24,621,510	1,909,021
Wells Fargo Commercial Mortgage Trust:
"A", Series 2019-JWDR, 144A, 2.584% **, 9/15/2031	200,000	196,918
"A2", Series 2016-C34, 2.603%, 6/15/2049	500,000	502,638
"A3", Series 2012-LC5, 2.918%, 10/15/2045	1,985,002	2,040,982
"ASB", Series 2015-C31, 3.487%, 11/15/2048	200,000	210,664
WFRBS Commercial Mortgage Trust:
"B", Series 2013-C13, 3.553%, 5/15/2045	4,000,000	4,016,548
"AS", Series 2014-C24, 3.931%, 11/15/2047	240,000	253,388
Total Commercial Mortgage-Backed Securities (Cost $100,346,250)		96,817,171
Collateralized Mortgage Obligations 5.6%
Angel Oak Mortgage Trust, "A1", Series 2019-3, 144A, 2.93%, 5/25/2059	2,587,968	2,615,600
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037	80,896	80,913
Banc of America Mortgage Securities, Inc.:
"2A3", Series 2005-J, 3.889% **, 11/25/2035	115,560	108,821
"2A8", Series 2003-J, 4.032%, 11/25/2033	215,898	202,168
"A15", Series 2006-2, 6.0%, 7/25/2046	11,965	11,454
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 3.6%, 1/25/2034	375,796	353,075
BRAVO Residential Funding Trust, "A1", Series 2019-NQM1, 144A, 2.666%, 7/25/2059	2,358,285	2,400,744
COLT Mortgage Loan Trust, "A1", Series 2020-1, 144A, 2.488%, 2/25/2050	2,678,951	2,707,809
Connecticut Avenue Securities Trust:
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 2.335% **, 9/25/2031	216,739	214,023
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 2.485% **, 8/25/2031	320,796	315,970
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 3.453%, 2/20/2036	66,319	56,344
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2020	136,592	142,540
CSMLT Trust, "A6", Series 2015-2, 144A, 3.5%, 8/25/2045	1,090,420	1,091,632
Deephaven Residential Mortgage Trust, "A1", Series 2018-2A, 144A, 3.479%, 4/25/2058	1,744,229	1,774,348
Ellington Financial Mortgage Trust, "A1FX", Series 2018-1, 144A, 4.14%, 10/25/2058	911,082	932,242
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 2.185% **, 3/25/2031	260,979	250,511
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 2.535% **, 1/25/2031	458,216	448,009
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045	3,613,998	322,266
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	3,033,204	264,971
"CI", Series 4104, Interest Only, 4.0%, 5/15/2041	5,192,807	420,943
"LG", Series 4281, 4.0%, 1/15/2043	4,056,099	4,317,286
"C31", Series 303, Interest Only, 4.5%, 12/15/2042	14,958,676	2,430,524
"LA", Series 1343, 8.0%, 8/15/2022	8,619	9,134
"PK", Series 1751, 8.0%, 9/15/2024	62,590	69,729
Federal National Mortgage Association:
"DE", Series 2014-18, 4.0%, 8/25/2042	1,521,821	1,589,652
"9", Series 406, Interest Only, 4.5%, 2/25/2041	3,241,633	456,930
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042	2,599,950	369,917
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044	3,452,777	347,067
"2", Series 350, Interest Only, 5.5%, 3/25/2034	93,593	18,018
"1A6", Series 2007-W8, 6.633%, 9/25/2037	517,412	587,236
Flagstar Mortgage Trust, "A4", Series 2018-4, 144A, 4.0%, 7/25/2048	592,123	593,146
Freddie Mac Structured Agency Credit Risk Debt Notes:
144A, 1-month USD-LIBOR + 1.500%, 1.671% **, 6/25/2050 (d)	2,000,000	2,000,000
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 2.635% **, 3/25/2049	692,203	682,267
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 2.835% **, 1/25/2049	93,103	91,740
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 3.035% **, 4/25/2028	476,704	477,397
FWD Securitization Trust:
"A1", Series 2020-INV1, 144A, 2.24% **, 1/25/2050	2,254,951	2,293,338
"A1", Series 2019-INV1, 144A, 2.81% **, 6/25/2049	802,117	820,549
Government National Mortgage Association:
"IT", Series 2013-82, Interest Only, 3.5%, 5/20/2043	16,770,426	2,263,821
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	3,242,219	173,425
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045	6,460,931	791,947
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037	402,729	42,779
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	286,496	51,625
JPMorgan Mortgage Trust:
"A15", Series 2018-9, 144A, 4.0%, 2/25/2049	114,579	114,651
"A15", Series 2018-LTV1, 144A, 4.5%, 4/25/2049	65,300	65,473
"6A1", Series 2005-A6, 4.625%, 8/25/2035	205,546	196,754
Merrill Lynch Mortgage Investors Trust, "1A", Series 2004-1, 3.057%, 12/25/2034	12,857	12,484
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049	1,516,270	1,538,427
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	1,508,228	1,537,962
New Residential Mortgage Loan Trust:
"A1", Series 2019-NQM1, 144A, 3.675%, 1/25/2049	2,005,425	2,012,532
"A2", Series 2019-NQM1, 144A, 3.877%, 1/25/2049	3,735,826	3,724,004
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73%, 4/28/2024	1,265	1,281
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018	16,415	12,311
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	151,650	142,924
"A4", Series 2004-SL4, 7.0%, 7/25/2032	115,159	107,891
"A3", Series 2004-SL3, 7.5%, 12/25/2031	186,650	180,843
Sequoia Mortgage Trust:
"2A1", Series 2013-1, 1.855%, 2/25/2043	1,528,113	1,548,408
"A10", Series 2017-CH2, 144A, 4.0%, 12/25/2047	1,978,058	2,005,376
"A10", Series 2018-CH1, 144A, 4.0%, 2/25/2048	1,203,573	1,214,956
"A4", Series 2018-7, 144A, 4.0%, 9/25/2048	1,044,738	1,052,336
"A10", Series 2019-CH3, 144A, 4.0%, 9/25/2049	2,014,436	2,058,079
STACR Trust:
"M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 2.285% **, 9/25/2048	540,541	520,218
"M2", Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 2.335% **, 12/25/2030	1,350,000	1,297,557
Verus Securitization Trust:
"A1", Series 2020-INV1, 144A, 1.977%, 4/25/2060	400,000	400,615
"A1", Series 2020-2, 144A, 2.226%, 5/25/2060	491,374	495,140
"A1", Series 2019-INV2, 144A, 2.913%, 7/25/2059	830,067	844,570
"A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059	1,662,100	1,699,880
"A1", Series 2018-INV1, 144A, 3.626%, 3/25/2058	1,282,244	1,283,993
Washington Mutual Mortgage Pass-Through Certificates Trust, "A9", Series 2003-S9, 5.25%, 10/25/2033	354,075	366,612
Total Collateralized Mortgage Obligations (Cost $61,006,486)		59,627,187
Government & Agency Obligations 8.9%
Other Government Related (e) 2.1%
Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	1,800,000	1,841,904
Corp. Andina de Fomento, 2.375%, 5/12/2023	4,000,000	4,102,480
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022	330,000	342,378
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,186,000	2,196,624
Eurasian Development Bank:
144A, 4.767%, 9/20/2022	2,000,000	2,090,000
144A, 5.0%, 9/26/2020	1,440,000	1,439,784
Gazprom OAO, 144A, 4.95%, 7/19/2022	500,000	526,757
Qatari Diar Finance QSC, 144A, 5.0%, 7/21/2020	2,000,000	2,003,704
Severstal OAO:
144A, 3.15%, 9/16/2024	1,000,000	1,014,650
144A, 5.9%, 10/17/2022 (a)	1,000,000	1,077,600
Vnesheconombank:
144A, 6.902%, 7/9/2020	4,000,000	4,004,280
144A, 5.942%, 11/21/2023	500,000	554,960
144A, 6.025%, 7/5/2022	1,500,000	1,600,980
		22,796,101
Sovereign Bonds 1.0%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	1,992,336
Export-Import Bank of Korea, 3.5%, 11/27/2021	1,455,000	1,508,745
Malaysia Sovereign Sukuk Bhd, 144A, 3.043%, 4/22/2025	1,000,000	1,072,741
Republic of Namibia, 144A, 5.5%, 11/3/2021	1,000,000	1,000,200
Republic of Paraguay, 144A, 4.625%, 1/25/2023	1,000,000	1,050,010
Republic of Turkey, 5.6%, 11/14/2024	2,000,000	1,965,000
State of Qatar, 144A, 3.4%, 4/16/2025	2,000,000	2,175,016
		10,764,048
U.S. Treasury Obligations 5.8%
U.S. Treasury Bills:
0.261% ***, 9/10/2020	200,000	199,947
0.351% ***, 9/10/2020	100,000	99,973
0.36% ***, 9/10/2020	1,800,000	1,799,521
0.92% ***, 9/10/2020	800,000	799,787
1.803% ***, 7/16/2020 (f)	2,590,000	2,589,862
U.S. Treasury Inflation-Indexed Notes:
0.125%, 1/15/2023	11,110,100	11,380,591
0.125%, 7/15/2024	5,400,100	5,640,199
U.S. Treasury Notes:
1.125%, 5/15/2040	6,000,000	5,943,984
1.875%, 3/31/2022	5,000,000	5,148,242
2.125%, 12/31/2022	5,000,000	5,243,555
2.25%, 4/15/2022	5,000,000	5,185,351
2.5%, 1/15/2022	7,000,000	7,249,102
2.5%, 2/15/2022	5,000,000	5,187,891
2.625%, 12/15/2021	5,000,000	5,178,125
		61,646,130
Total Government & Agency Obligations (Cost $94,137,914)		95,206,279
Municipal Bonds and Notes 0.6%
New Jersey, Turnpike Authority Revenue, Series F, 2.536%, 1/1/2021(Cost $6,032,400)	6,000,000	6,046,740
	Shares	Value ($)
Exchange-Traded Funds 1.0%
iShares 0-5 Year High Yield Corporate Bond ETF	25,000	1,072,250
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	379,610	9,566,172
Total Exchange-Traded Funds (Cost $10,222,984)		10,638,422
Common Stocks 0.0%
Information Technology
Answers Corp. (c) (Cost $256,895)	2,220	0
Warrants 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (c) (Cost $713,520)	6,166	0
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (g) (h) (Cost $8,810,030)	8,810,030	8,810,030
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 0.12% (g)	23,917,619	23,917,619
DWS ESG Liquidity Fund "Capital Shares", 0.34% (g)	12,094	12,097
Total Cash Equivalents (Cost $23,929,704)		23,929,716
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,071,333,239)	100.1	1,073,725,465
Other Assets and Liabilities, Net	(0.1)	(1,590,583)
Net Assets	100.0	1,072,134,882

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (g) (h)
2,437,365	6,372,665 (i)	—	—	—	9,596	—	8,810,030	8,810,030
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 0.12% (g)
11,802,832	484,972,935	472,858,148	—	—	115,589	—	23,917,619	23,917,619
DWS ESG Liquidity Fund "Capital Shares", 0.34% (g)
5,259,166	10,069,322	15,308,083	(7,797)	(511)	57,113	—	12,094	12,097
19,499,363	501,414,922	488,166,231	(7,797)	(511)	182,298	—	32,739,743	32,739,746

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $8,569,421, which is 0.8% of net assets.
(b)	Perpetual, callable security with no stated maturity date.
(c)	Investment was valued using significant unobservable inputs.
(d)	When-issued security.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At June 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
OAO: Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOC: Stated Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	9/30/2020	214	47,247,639	47,257,219	9,580

At June 30, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
5 Year U.S. Treasury Note	USD	9/30/2020	381	47,590,106	47,907,774	(317,668)

Currency Abbreviations
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$527,883,130	$—	$527,883,130
Mortgage-Backed Securities Pass-Throughs	—	426,324	—	426,324
Asset-Backed	—	244,340,466	—	244,340,466
Commercial Mortgage-Backed Securities	—	96,782,889	34,282	96,817,171
Collateralized Mortgage Obligations	—	59,627,187	—	59,627,187
Government & Agency Obligations	—	95,206,279	—	95,206,279
Municipal Bonds and Notes	—	6,046,740	—	6,046,740
Exchange-Traded Funds	10,638,422	—	—	10,638,422
Common Stocks	—	—	0	0
Warrants	—	—	0	0
Short-Term Investments (j)	32,739,746	—	—	32,739,746
Derivatives (k)
Futures Contracts	9,580	—	—	9,580
Total	$43,387,748	$1,030,313,015	$34,282	$1,073,735,045
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(317,668)	$—	$—	$(317,668)
Total	$(317,668)	$—	$—	$(317,668)

During the period ended June 30, 2020, the amount of transfers between Level 2 and Level 3 was $3,663. The investment was transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ (308,088)